Document And Entity Information	12 Months Ended
Jan. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	XIANA MINING INC.
Entity Central Index Key	0001126932
Trading Symbol	xiav
Current Fiscal Year End Date	--01-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	49,468,155
Document Type	20-F
Document Period End Date	Jan. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false